Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 21,450	$ (8,641)	$ 35,213	$ (49,253)
Fuel and natural gas in storage	(12,837)	(23,362)	19,657	(7,128)
Supplies and consumables inventory	(11,678)	(3,006)	(22,454)	(10,775)
Income taxes recoverable	5,134	(861)	5,683	2,071
Prepaid expenses	13,231	(5,203)	6,183	(12,553)
Accounts payable	71,253	48,424	18,033	26,759
Accrued liabilities	38,215	(22,585)	(88,895)	30,711
Current income tax liability	(1,039)	(1,350)	2,563	853
Asset retirements and environmental obligations	363	(10,855)	(706)	(11,354)
Net regulatory assets and liabilities	(11,712)	(9,201)	(28,633)	(54,119)
Changes in non-cash operating items	$ 112,380	$ (36,640)	$ (53,356)	$ (84,788)